Federated Hermes Strategic Income Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—5.8%
	U.S. Treasury Bonds—1.1%
$ 6,275,000	United States Treasury Bond, 4.250%, 2/15/2054	$ 6,291,668
	U.S. Treasury Notes—4.7%
8,000,000	United States Treasury Note, 4.250%, 1/31/2026	8,009,403
10,000,000	United States Treasury Note, 4.500%, 7/15/2026	10,092,149
9,500,000	United States Treasury Note, 4.875%, 4/30/2026	9,622,830
	TOTAL	27,724,382
	TOTAL U.S. TREASURIES (IDENTIFIED COST $33,350,889)	34,016,050
	MORTGAGE-BACKED SECURITIES—5.0%
	Agency—5.0%
8,058,198	FHLMC, Pool SD8225, 3.000%, 7/1/2052	7,145,456
7,761,969	FHLMC, Pool SD8243, 3.500%, 9/1/2052	7,145,014
9,307,746	FNMA, Pool FBT224, 3.000%, 3/1/2052	8,265,104
7,220,857	FNMA, Pool MA4732, 4.000%, 9/1/2052	6,849,493
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,265,813)	29,405,067
	CORPORATE BONDS—3.8%
	Basic Industry - Chemicals—0.0%
90,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	82,847
	Basic Industry - Metals & Mining—0.0%
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	47,618
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	36,601
135,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	152,131
	TOTAL	236,350
	Capital Goods - Aerospace & Defense—0.1%
55,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	54,253
135,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	122,186
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,250
30,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	31,793
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	53,885
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	97,313
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	53,082
75,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	76,929
	TOTAL	509,691
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	18,995
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	49,894
	TOTAL	68,889
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,847,480
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	117,652
45,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	42,100
20,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	19,335
	TOTAL	3,026,567
	Capital Goods - Diversified Manufacturing—0.1%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,606

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	$ 15,615
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	58,080
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	37,384
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	74,921
35,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	33,317
25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	21,647
40,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	34,867
	TOTAL	291,437
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	20,861
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	30,392
75,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	77,735
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	192,543
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	22,263
70,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	69,460
	TOTAL	413,254
	Communications - Media & Entertainment—0.0%
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	43,728
65,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	52,124
	TOTAL	95,852
	Communications - Telecom Wireless—0.1%
90,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	84,992
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	42,433
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	56,414
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	56,480
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	64,912
	TOTAL	305,231
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	62,164
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	145,004
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	29,291
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	42,564
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	88,343
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	29,025
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	33,894
	TOTAL	430,285
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	138,035
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	216,221
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	91,826
	TOTAL	446,082
	Consumer Cyclical - Retailers—0.0%
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	77,493
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	113,517
	TOTAL	191,010
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	43,698
	Consumer Non-Cyclical - Food/Beverage—0.2%
60,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	59,296

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$ 144,106
37,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	34,325
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	137,738
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	97,057
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	30,159
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	24,454
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	48,709
65,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	55,570
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	52,836
55,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	53,815
50,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	43,136
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	104,095
	TOTAL	885,296
	Consumer Non-Cyclical - Health Care—0.1%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	26,338
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	110,869
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	27,673
100,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	70,199
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	25,574
	TOTAL	260,653
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	145,812
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	56,869
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	82,250
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	82,339
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	52,981
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	47,023
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	24,098
	TOTAL	491,372
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	42,871
	Consumer Non-Cyclical - Tobacco—0.1%
65,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	47,049
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	22,528
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	121,737
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	70,799
	TOTAL	262,113
	Energy - Independent—0.0%
60,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	60,067
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	48,025
40,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	40,705
70,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	79,086
	TOTAL	227,883
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,466
45,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	37,789
	TOTAL	87,255
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	33,665
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	103,467

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 50,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	$ 51,323
65,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	68,141
100,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	88,558
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	26,152
50,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	50,335
65,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	64,902
30,000		ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	27,572
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	103,263
30,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,921
80,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	78,249
100,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	100,491
		TOTAL	824,039
		Energy - Refining—0.0%
110,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	107,648
		Financial Institution - Banking—0.7%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	148,975
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	76,640
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	86,534
140,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	123,023
50,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	51,774
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	91,892
175,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	151,652
100,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	102,816
170,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	138,185
60,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	61,062
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	198,336
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	63,742
60,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	59,799
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	86,997
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,491
165,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	160,392
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	102,539
300,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	262,722
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,588
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	56,662
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	51,610
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	107,214
45,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	46,766
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,819
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	85,531
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	59,885
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	20,617
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	84,658
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	83,497
75,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	82,229
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	67,861
52,143	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,900
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,252
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	195,247
20,000		US Bancorp, 5.100%, 7/23/2030	20,368

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 65,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	$ 54,737
150,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	145,711
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	103,238
275,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	252,170
	TOTAL	3,842,131
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	37,731
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	151,990
55,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	58,194
	TOTAL	210,184
	Financial Institution - Insurance - Life—0.1%
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	131,547
120,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	97,360
50,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	43,519
	TOTAL	272,426
	Financial Institution - Insurance - P&C—0.0%
100,000	Aon North America, Inc., 5.750%, 3/1/2054	103,629
	Financial Institution - REIT - Apartment—0.0%
120,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	117,017
110,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	92,275
	TOTAL	209,292
	Financial Institution - REIT - Healthcare—0.6%
110,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	109,133
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	66,901
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,486,613
	TOTAL	3,662,647
	Financial Institution - REIT - Office—0.0%
25,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	24,589
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	107,753
75,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	73,103
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	31,462
	TOTAL	236,907
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	49,554
35,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	35,495
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	100,801
	TOTAL	185,850
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	79,033
	Technology—0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	21,328
27,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	26,308
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,283
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,483
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	53,038
105,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	100,250
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	197,922
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	71,841
55,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	54,889

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 75,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	$ 74,155
50,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	50,995
75,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	54,798
75,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	87,425
65,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	54,234
30,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	26,041
80,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	77,034
45,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	38,082
		TOTAL	1,057,106
		Transportation - Railroads—0.0%
40,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	36,406
		Transportation - Services—0.0%
100,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	102,432
50,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	48,657
		TOTAL	151,089
		Utility - Electric—0.2%
40,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	37,500
55,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	57,495
25,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	22,004
25,000		Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	19,216
115,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	100,573
65,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	68,297
75,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	71,268
130,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	116,249
55,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	43,261
90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	75,801
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	24,306
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	21,680
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	65,579
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	55,515
120,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	117,557
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	117,575
		TOTAL	1,013,876
		Utility - Natural Gas Distributor—0.3%
2,000,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	2,029,242
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,527,737)	22,457,872
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.4%
		Commercial Mortgage—0.6%
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	493,536
345,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	314,276
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	627,710
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	494,674
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	965,925
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	994,604
		TOTAL	3,890,725
		Federal Home Loan Mortgage Corporation—0.1%
653,852		FHLMC, REMIC, Series K105, Class A1, 1.536%, 9/25/2029	604,432
		Non-Agency Mortgage-Backed Securities—2.7%
1,042,677		GS Mortgage-Backed Securities 2023-PJ5, Class A16, 6.500%, 2/25/2054	1,058,460

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 3,427,899		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	$ 2,850,110
6,352,390		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,499,035
4,280,165		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,561,398
3,367,652		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,802,124
		TOTAL	15,771,127
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,597,546)	20,266,284
		COMMON STOCKS—2.2%
		Automotive—0.1%
30,398	[3]	American Axle & Manufacturing Holdings, Inc.	195,459
1,830		Lear Corp.	213,470
		TOTAL	408,929
		Chemicals—0.1%
10,750		Koppers Holdings, Inc.	425,485
34,935	[3]	PQ Group Holdings, Inc.	250,833
		TOTAL	676,318
		Commercial Services & Supplies—0.1%
30,185		Interface, Inc.	569,893
		Consumer Cyclical Services—0.1%
6,395		The Brink’s Co.	709,397
		Containers & Packaging—0.2%
85,445		Ardagh Metal Packaging	305,893
24,643		Graphic Packaging Holding Co.	737,565
30,501	[3]	O-I Glass, Inc.	387,058
		TOTAL	1,430,516
		Food & Beverage—0.1%
10,905	[3]	US Foods Holding Corp.	645,685
		Food Products—0.1%
3,880	[3]	Post Holdings, Inc.	449,188
		Hotels Restaurants & Leisure—0.3%
5,880		Boyd Gaming Corp.	352,918
17,155	[3]	Caesars Entertainment Corp.	645,714
8,255		Red Rock Resorts, Inc.	481,101
		TOTAL	1,479,733
		Media Entertainment—0.1%
119,040	[3]	Stagwell, Inc.	855,898
		Midstream—0.1%
33,111		Suburban Propane Partners LP	579,442
		Oil Field Services—0.1%
4,300	[3]	Nabors Industries Ltd.	324,091
		Oil Gas & Consumable Fuels—0.0%
6,068		Devon Energy Corp.	271,725
		Personal Products—0.1%
14,460		Energizer Holdings, Inc.	468,504
		Services—0.1%
31,175		Dun & Bradstreet Holdings, Inc.	374,100
		Technology—0.2%
4,450		Science Applications International Corp.	581,126
56,510	[3]	Viavi Solutions, Inc.	486,551
		TOTAL	1,067,677

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—0.1%
4,345		Dell Technologies, Inc.	$ 502,021
		Trading Companies & Distributors—0.1%
4,235	[3]	GMS, Inc.	367,556
2,695		WESCO International, Inc.	445,699
		TOTAL	813,255
		Utility - Electric—0.2%
5,765		NRG Energy, Inc.	490,083
9,515		Vistra Corp.	812,866
		TOTAL	1,302,949
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,118,959)	12,929,321
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.6%
$ 3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,994,101
450,538		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	449,644
		TOTAL	3,443,745
		Other—0.3%
2,188,083		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,139,601
		Student Loans—0.4%
1,328,295		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,177,435
1,127,148		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	1,040,260
		TOTAL	2,217,695
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,069,141)	7,801,041
		FOREIGN GOVERNMENTS/AGENCY—0.4%
		Sovereign—0.4%
20,000,000	[4]	Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027 (IDENTIFIED COST $3,039,054)	2,578,294
		AGENCY RISK TRANSFER SECURITY—0.2%
1,250,000	[2]	FNMA - CAS 2023-R05, Class 1M2, 8.447% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,315,905
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,3,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
5,000,000		Bank of America Merrill Lynch NZD CALL/USD PUT, Exercise Price $0.5975, Notional Amount $125,000, Expiration Date 10/3/2024	235,645
5,000,000		Bank of Montreal AUD CALL/USD PUT, Exercise Price $0.665, Notional Amount $5,000,000, Expiration Date 10/11/2024	121,600
150		United States Treasury, 0.000%, Exercise Price $109.5, Notional Amount $150,000, Expiration Date 9/21/2024	73,828
125		United States Treasury, 0.000%, Exercise Price $125, Notional Amount $125,000, Expiration Date 9/21/2024	83,984
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $410,789)	515,057
		PURCHASED PUT OPTIONS—0.0%
5,000,000		Barclays USD PUT/MXN CALL, Exercise Price $18.9, Notional Amount $5,000,000, Expiration Date 10/21/2024	34,265
10,000,000		Credit Agricole USD PUT/MXN CALL, Exercise Price $17.8, Notional Amount $10,000,000, Expiration Date 9/26/2024	1,570
125		Russell 2000 Index, Exercise Price $2,000, Notional Amount $12,500, Expiration Date 9/20/2024	41,875
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,082,057)	77,710
		INVESTMENT COMPANIES—77.5%
16,187,376		Emerging Markets Core Fund	140,182,672
5,885,965		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[6]	5,885,965

Principal Amount, Shares or Contracts			Value
		INVESTMENT COMPANIES—continued
37,291,092	[7]	High Yield Bond Core Fund	$211,067,583
12,008,209		Mortgage Core Fund	101,709,528
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $525,860,341)	458,845,748
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $661,575,726)	590,208,749
		OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	1,965,624
		TOTAL NET ASSETS—100%	$592,174,373
At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	85	$17,641,484	December 2024	$(24,235)
United States Treasury Notes 5-Year Long Futures	296	$32,381,938	December 2024	$(107,974)
United States Treasury Notes 10-Year Long Futures	17	$1,930,563	December 2024	$(10,513)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	14	$1,644,125	December 2024	$10,804
United States Treasury Ultra Bond Short Futures	17	$2,242,938	December 2024	$32,809
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(99,109)
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,792,034 and $5,081,705, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $7,425,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of Montreal	AUD CALL/USD PUT	(10,000,000)	$836,200,000	October 2024	$0.68	$(104,200)
Toronto Dominion	NZD CALL/USD PUT	(10,000,000)	$599,200,000	October 2024	$0.63	$(110,880)
UBS	USD CALL/MXN PUT	(10,000,000)	$307,600,000	November 2024	$19.30	$(488,230)
UBS	USD CALL/NOK PUT	(10,000,000)	$307,600,000	October 2024	$11.00	$(55,190)
United States Treasury	United States Treasury, 110.50%, 9/20/2024	(150)	$662,700	September 2024	$110.50	$(26,953)
United States Treasury	United States Treasury, 127.00%, 9/20/2024	(125)	$552,250	September 2024	$127.00	$(31,250)
Put Options:
Bank of America	USD PUT/ZAR CAll	(10,000,000)	$407,500,000	November 2024	$17.60	$(146,410)
Bank of Montreal	AUD PUT/USD CAll	(10,000,000)	$836,200,000	October 2024	$0.65	$(21,870)
J.P. Morgan	Russell 2000 Index	(125)	$2,810,000	September 2024	$1,900.00	$(22,813)
Morgan Stanley	NZD PUT/USD CALL	(10,000,000)	$1,036,100,000	October 2024	$0.61	$(65,820)
UBS	USD PUT/NOK CALL	(10,000,000)	$307,600,000	October 2024	$10.30	$(60,540)
UBS	USD PUT/MXN CALL	(10,000,000)	$307,600,000	November 2024	$18.00	$(25,110)
United States Treasury	United States Treasury, 108.50%, 9/20/2024	(150)	$662,700	September 2024	$108.50	$(26,953)
(Premium Received $1,613,140)						$(1,186,219)
The average market value of written put and call options held by the Fund throughout the period was $440,826 and $811,459, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $211,772 and $320,292, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2024	Shares Held as of 8/31/2024	Dividend Income
Emerging Markets Core Fund	$147,106,964	$8,426,349	$(27,000,000)	$14,344,842	$(2,695,483)	$140,182,672	16,187,376	$8,426,164
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$134,394	$178,444,846	$(172,693,275)	$—	$—	$5,885,965	5,885,965	$116,316
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$8,045,886	$62,177,940	$(70,222,764)	$—	$(1,062)	$—	—	$169,351
High Yield Bond Core Fund	$233,570,932	$—	$(32,350,000)	$14,911,464	$(5,064,813)	$211,067,583	37,291,092	$10,469,227
Mortgage Core Fund	$104,723,818	$7,500,000	$(15,000,000)	$5,161,681	$(675,971)	$101,709,528	12,008,209	$3,872,020
TOTAL OF AFFILIATED TRANSAC- TIONS	$493,581,994	$256,549,135	$(317,266,039)	$34,417,987	$(8,437,329)	$458,845,748	71,372,642	$23,053,078

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Zero coupon bond.
5	Issuer in default.
6	7-day net yield.
7	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$34,016,050	$—	$34,016,050
Mortgage-Backed Securities	—	29,405,067	—	29,405,067
Corporate Bonds	—	22,435,972	21,900	22,457,872
Collateralized Mortgage Obligations	—	20,266,284	—	20,266,284
Asset-Backed Securities	—	7,801,041	—	7,801,041
Foreign Governments/Agency	—	2,578,294	—	2,578,294
Agency Risk Transfer Security	—	1,315,905	—	1,315,905
Purchased Call Options	—	515,057	—	515,057
Purchased Put Options	—	77,710	—	77,710
Equity Securities:
Common Stocks
Domestic	12,299,337	—	—	12,299,337
International	629,984	—	—	629,984
Preferred Stock
Domestic	—	—	400	400
Investment Companies	458,845,748	—	—	458,845,748
TOTAL SECURITIES	$471,775,069	$118,411,380	$22,300	$590,208,749
Other Financial Instruments:
Assets
Futures Contracts	$43,613	$—	$—	$43,613
Liabilities
Futures Contracts	(142,722)	—	—	(142,722)
Written Options Contracts	—	(1,186,219)	—	(1,186,219)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(99,109)	$(1,186,219)	$—	$(1,285,328)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand